Segment Information (Average Assets For Segments) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
Segment Reporting Information [Line Items]
Assets	$ 3,108.1		$ 3,254.9		$ 2,915.1
Additions to Property, Plant and Equipment	80.6		71.0		75.0
Acquired Companies’ Long-Lived Assets	34.9		195.3		3.0
Depreciation And Amortization	122.6		119.0		116.9
Residential Furnishings
Segment Reporting Information [Line Items]
Assets	586.5		602.9		624.1
Additions to Property, Plant and Equipment	36.5		22.5		34.6
Acquired Companies’ Long-Lived Assets	0.6		12.9		3.0
Depreciation And Amortization	47.2		46.4		51.2
Commercial Fixturing & Components
Segment Reporting Information [Line Items]
Assets	48.7		51.1		53.1
Additions to Property, Plant and Equipment	1.5		2.0		1.6
Acquired Companies’ Long-Lived Assets	0		0		0
Depreciation And Amortization	3.7		4.3		4.7
Industrial Materials
Segment Reporting Information [Line Items]
Assets	248.0		237.1		202.7
Additions to Property, Plant and Equipment	12.6		14.3		18.1
Acquired Companies’ Long-Lived Assets	31.0		182.4		0
Depreciation And Amortization	21.8		22.8		12.7
Specialized Products:
Segment Reporting Information [Line Items]
Assets	225.0		225.4		224.5
Additions to Property, Plant and Equipment	26.7		23.4		16.1
Acquired Companies’ Long-Lived Assets	3.3		0		0
Depreciation And Amortization	27.7		24.6		26.8
Average current liabilities included in segment numbers above
Segment Reporting Information [Line Items]
Assets	460.6		440.7		417.7
Additions to Property, Plant and Equipment	0		0
Acquired Companies’ Long-Lived Assets	0		0		0
Depreciation And Amortization	0		0		0
Other
Segment Reporting Information [Line Items]
Assets	96.2	[1]	116.2	[1]	140.5	[1]
Additions to Property, Plant and Equipment	1.1	[1]	3.2	[1]	2.5	[1]
Acquired Companies’ Long-Lived Assets	0	[1]	0	[1]	0	[1]
Depreciation And Amortization	6.1	[1]	7.6	[1]	11.5	[1]
Unallocated assets
Segment Reporting Information [Line Items]
Assets	1,492.4	[2]	1,678.2	[2]	1,347.9	[2]
Additions to Property, Plant and Equipment	2.2	[2]	5.6	[2]	2.1	[2]
Acquired Companies’ Long-Lived Assets	0	[2]	0	[2]	0	[2]
Depreciation And Amortization	16.1	[2]	13.3	[2]	10.0	[2]
Difference between average assets and year-end balance sheet
Segment Reporting Information [Line Items]
Assets	(49.3)		(96.7)		(95.4)
Additions to Property, Plant and Equipment	0		0		0
Acquired Companies’ Long-Lived Assets	0		0		0
Depreciation And Amortization	$ 0		$ 0		$ 0

[1]	Businesses sold or classified as discontinued operations during the years presented.
[2]	Unallocated assets consist primarily of goodwill, other intangibles, cash and deferred tax assets. Unallocated depreciation and amortization consists primarily of depreciation of nonoperating assets and amortization of debt issue costs.